Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.50

LOAN INFORMATION				INITIAL CREDIT LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
Loan ID	Seller Loan ID	Investor Loan ID	Original Loan Amount	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys
2025960129			XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025960552			XXX	C	C	C	C	C	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025960542			XXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A